Accrued Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued payroll	$ 1,162,000	$ 1,109,000
Accrued interest	12,914,000	10,543,000
Accrued expenses	25,251,000	24,465,000
Total	39,327,000	36,117,000
Accrued realized losses on cash flow interest rate swaps	18,200,000	18,500,000
Other accruals	$ 7,100,000	$ 6,000,000